Earnings per share (Tables)	6 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)
A reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2024	2025
Basic—
Net income attributable to NHI shareholders	¥167,325	¥196,643
Weighted average number of shares outstanding	2,954,723,390	2,955,292,000
Net income attributable to NHI shareholders per share	¥56.63	¥66.54

Diluted—
Net income attributable to NHI shareholders	¥167,209	¥196,543
Weighted average number of shares outstanding	3,063,523,353	3,045,701,918
Net income attributable to NHI shareholders per share	¥54.58	¥64.53